Equity Incentive Awards (Details) (USD $)	3 Months Ended
Mar. 31, 2014
Equity Incentive Awards Details
Number of options Units authorized , Beginning	1,656,053
Number of options Units authorized, Additional units authorized	2,343,947
Number of options Units authorized , Ending	4,000,000
Number of options Outstanding , Beginning	1,339,728
Number of options Outstanding, Granted	2,342,921
Number of options Outstanding, Cancelled/Forfeited
Number of options Outstanding, Repurchased
Number of options Outstanding , Ending	3,682,649
Number of options Outstanding, Exercisable	911,583
Weighted-Average Exercise Price, Beginning	$ 0.22
Weighted-Average Exercise Price, Granted	$ 1
Weighted-Average Exercise Price, Ending	$ 0.69
Weighted-Average Exercise Price, Exercisable	$ 0.21
Weighted-Average Remaining Contractual Term, Beginning	6 years
Weighted-Average Remaining Contractual Term, Ending	9 years 1 month 6 days